PGIM Active Aggregate Bond ETF Expense Example, No Redemption - PGIM Active Aggregate Bond ETF - No Share Class	Aug. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 19
Expense Example, No Redemption, 3 Years	63
Expense Example, No Redemption, 5 Years	112
Expense Example, No Redemption, 10 Years	$ 254